NOTE 14- BASIC AND FULLY DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The Company's common stock equivalents, at December 31, consisted of the following and have not been included in the calculation because they are anti-dilutive:

	2015	2014
Convertible Notes Outstanding	2,728	82,126
Warrants Outstanding	4,575,098	447,436
Stock Options Outstanding	242,100	196,300
Common Stock to be Issued	260,206	6,000
Preferred Stock Outstanding	2,000	302,000
Dividends on Preferred Stock Outstanding	-	122,907

Total Common Stock Equivalents	5,082,132	1,156,769